MAJOR CUSTOMERS (Summary of Net Revenues) (Details) - Net revenues [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Concentration of credit risk	71.00%	66.00%	44.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	18.00%	18.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			13.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk		15.00%	15.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			16.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	10.00%	11.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	11.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	20.00%	12.00%
Customer H [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	12.00%	10.00%